Details of treasury / other financial risks - Estimated transaction exposure and related hedges (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables cash flow [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure		€ (867)
Hedge of transaction exposure		760
Payables cash flow [Member] | Canadian Dollar [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	€ 0
Hedge of transaction exposure	0
Payables cash flow [Member] | Yuan Renminbi [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(120)
Hedge of transaction exposure	113
Payables cash flow [Member] | Pound Sterling [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(14)
Hedge of transaction exposure	6
Payables cash flow [Member] | Yen [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(9)
Hedge of transaction exposure	9
Payables cash flow [Member] | Others [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(156)
Hedge of transaction exposure	109
Payables cash flow [Member] | Russian Ruble [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Payables cash flow [Member] | Swedish Krona [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Payables cash flow [Member] | US Dollar [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	(659)
Hedge of transaction exposure	571
Receivables cash flow [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure		3,395
Hedge of transaction exposure		€ (2,189)
Receivables cash flow [Member] | Australian Dollar [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	199
Hedge of transaction exposure	(109)
Receivables cash flow [Member] | Canadian Dollar [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	263
Hedge of transaction exposure	(137)
Receivables cash flow [Member] | Swiss Franc [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	107
Hedge of transaction exposure	(56)
Receivables cash flow [Member] | Yuan Renminbi [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	276
Hedge of transaction exposure	(220)
Receivables cash flow [Member] | Czech Koruna [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	38
Hedge of transaction exposure	(19)
Receivables cash flow [Member] | Pound Sterling [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	222
Hedge of transaction exposure	(102)
Receivables cash flow [Member] | Yen [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	683
Hedge of transaction exposure	(361)
Receivables cash flow [Member] | Others [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	215
Hedge of transaction exposure	(207)
Receivables cash flow [Member] | Zloty [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	113
Hedge of transaction exposure	(63)
Receivables cash flow [Member] | Russian Ruble [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	97
Hedge of transaction exposure	(87)
Receivables cash flow [Member] | Swedish Krona [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	46
Hedge of transaction exposure	(23)
Receivables cash flow [Member] | US Dollar [Member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	1,672
Hedge of transaction exposure	€ (1,178)